Non-controlling Interest (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Noncontrolling Interest [Abstract]
Summarized Financial Information of Non-controlling Interest
Summarized statement of loss and comprehensive loss:

	Three-month period ended
	June 30, 2022	June 30, 2021
Revenue from contracts with customers	$8,157,597	$5,647,427
Cost of sales	(8,312,289)	(5,569,279)
Selling, general and administrative expenses	(3,755,529)	(4,041,149)
Finance income (costs)	(538,967)	71,128

Loss before tax	(4,449,188)	(3,891,873)
Income tax	—	(12,098)

Net loss	(4,449,188)	(3,903,971)

Total comprehensive loss	(4,449,188)	(3,903,971)

Loss attributable to the subsidiary’s non-controlling interest	(2,220,145)	(1,948,082)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(2,220,145)	$(1,948,082)

Summarized statement of balance sheets:

	June 30, 2022	March 31, 2022
Current assets	$11,430,620	12,260,375
Non-current assets	38,751,184	39,000,367
Current liabilities	7,963,838	5,991,483
Non-current liabilities	26,760,154	25,362,259
Total equity	15,457,812	19,907,000

Attributable to:
Equity holders of the Corporation	$4,955,880	$7,184,923
Non-controlling interest	10,501,932	12,722,077

Summarized statement of cash flow:

	Three-month period ended
	June 30, 2022	June 30, 2021
Cash flow used in operating activities	$(2,082,940)	$(3,749,412)
Cash flow used in investment activities	—	—
Cash flow from financing activities (1)	648,022	3,663,605

Net decrease in cash and cash equivalents	$(1,434,918)	$(85,807)

(1)	Cash flow from financing activities is provided through intercompany advances.

Summarized statement of loss and comprehensive loss:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Revenue from contracts with customers	$25,971,480	$2,403,074
Cost of sales	(28,200,621)	(3,192,259)
Selling, general and administrative expenses	(9,459,448)	(1,253,251)
Impairment loss on intangible assets	(1,527,000)	—
Impairment loss on goodwill	(3,288,847)	—
Finance costs	(2,427,165)	(140,218)

Loss before tax	(18,931,601)	(2,182,654)
Income tax	(11,854)	(1,398)

Net loss	(18,943,455)	(2,184,052)

Total comprehensive loss	(18,948,855)	(2,635,006)

Loss attributable to the subsidiary’s non-controlling interest	(9,452,784)	(1,094,210)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(9,455,479)	$(1,320,138)

Summarized statement of balance sheets:

	March 31, 2022	March 31, 2021
Current assets	$12,260,375	11,338,209
Non-current assets	39,000,367	51,263,341
Current liabilities	5,991,483	6,125,690
Non-current liabilities	25,362,259	12,031,860
Total equity	19,907,000	44,444,000

Attributable to:
Equity holders to parent	$7,184,923	$22,266,444
Non-controlling interest	12,722,077	22,177,556

Summarized statement of cash flow:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Cash flow used in operating activities	$(10,214,243)	$(2,225,032)
Cash flow used in investment activities	(122,136)	—
Cash flow from (used in) financing activities (1)	11,280,528	(26,286)

Net increase (decrease) in cash and cash equivalents	$944,149	$(2,251,318)

(1) Cash flow from financing activities is provided through intercompany advances.